TRADE PAYABLES AND OTHER	6 Months Ended
Jun. 30, 2021
Trade and other payables [abstract]
TRADE PAYABLES AND OTHER
NOTE 14 - TRADE PAYABLES AND OTHER

	At June 30, 2021		At December 31, 2020
(in millions of Euros)	Non-current	Current	Non-current	Current
Trade payables	—	950	—	626
Fixed assets payables	—	31	—	27
Employees' entitlements	—	165	—	143
Taxes payable other than income tax	—	29	—	15
Contract liabilities and other liabilities to customers	3	62	3	81
Other payables	29	18	29	13
Total other	32	305	32	279
Total Trade payables and other	32	1,255	32	905

Contract liabilities and other liabilities to customers

	At June 30, 2021		At December 31, 2020
(in millions of Euros)	Non-current	Current	Non-current	Current
Deferred tooling revenue	2	—	2	—
Advance payment from customers	—	1	—	2
Unrecognized variable consideration (A)	1	59	1	72
Other	—	2	—	7
Total contract liabilities and other liabilities to customers	3	62	3	81
(A)Unrecognized variable consideration consists of expected volume rebates, discounts, incentives, refunds penalties and price concessions.
Revenue of €23 million that related to contract liabilities at December 31, 2020 was recognized in the six months ended June 30, 2021. Revenue of €20 million generated in the six months ended June 30, 2021 was deferred.
Revenue of €14 million that related to contract liabilities at January 1, 2020 was recognized in the six months ended June 30, 2020. Revenue of €25 million generated in the six months ended June 30, 2020 was deferred.